UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Value Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 6/30/2006

Item 1 — Schedule of Investments
Portfolio of Investments
Legg Mason Value Trust, Inc.
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.7%
Consumer Discretionary — 28.2%
Household Durables — 3.9%
Beazer Homes USA, Inc.	2,001	$91,790
Centex Corporation	5,503	276,796
Pulte Homes, Inc.	10,005	288,053
The Ryland Group, Inc.	2,001	87,188

		743,827

Internet and Catalog Retail — 8.8%
Amazon.com, Inc.	23,244	899,082	A,B
Expedia, Inc.	19,210	287,578	A,B
IAC/ InterActiveCorp	18,010	477,072	A,B

		1,663,732

Leisure Equipment and Products — 2.9%
Eastman Kodak Company	23,000	546,940	A

Media — 6.7%
The DIRECTV Group, Inc.	28,716	473,811	B
Time Warner Inc.	24,000	415,200
WPP Group plc	32,068	387,687

		1,276,698

Multi-Line Retail — 4.0%
Sears Holdings Corporation	4,900	758,716	B

Specialty Retail — 1.9%
The Home Depot, Inc.	10,005	358,093

Financials — 15.2%
Consumer Finance — 2.0%
Capital One Financial Corporation	4,446	379,868

Portfolio of Investments — Continued
Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 6.8%
Citigroup Inc.	10,506	$506,790
J.P. Morgan Chase & Co.	18,800	789,600

		1,296,390

Insurance — 2.6%
American International Group, Inc.	2,000	118,100
The St. Paul Travelers Companies, Inc.	8,405	374,673

		492,773

Thrifts and Mortgage Finance — 3.8%
Countrywide Financial Corporation	15,000	571,200
MGIC Investment Corporation	2,305	149,798

		720,998

Health Care — 12.1%
Health Care Providers and Services — 10.6%
Aetna Inc.	13,600	543,048
Health Net Inc.	9,889	446,677	A,B
McKesson Corporation	4,297	203,167
UnitedHealth Group Incorporated	17,950	803,801

		1,996,693

Pharmaceuticals — 1.5%
Pfizer Inc.	12,200	286,334

Industrials — 8.2%
Building Products — 0.6%
Masco Corporation	3,702	109,727

Commercial Services and Supplies — 1.8%
Waste Management Inc.	9,416	337,857

	Shares/Par	Value

Industrials — Continued
Industrial Conglomerates — 5.8%
General Electric Company	3,500	$115,360
Tyco International Ltd.	36,000	990,000

		1,105,360

Information Technology — 19.0%
Communications Equipment — 1.2%
Cisco Systems, Inc.	12,007	234,487	B

Computers and Peripherals — 5.8%
Dell Inc.	12,800	312,448	B
Hewlett-Packard Company	8,500	269,280
International Business Machines Corporation	3,002	230,583
Seagate Technology	12,364	279,917	B

		1,092,228

Internet Software and Services — 9.7%
eBay Inc.	15,500	453,995	B
Google Inc.	2,000	838,660	B
Yahoo! Inc.	16,500	544,500	B

		1,837,155

Software — 2.3%
CA Inc.	6,000	123,300
Electronic Arts Inc. (EA)	6,604	284,249	B
Symantec Corporation	2,000	31,080	B

		438,629

Telecommunication Services — 11.0%
Diversified Telecommunication Services — 5.3%
Embarq Corporation	2,700	110,673	B
Qwest Communications International Inc.	111,500	902,035	A,B

		1,012,708

Portfolio of Investments — Continued
Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value

Telecommunication Services — Continued
Wireless Telecommunication Services — 5.7%
Sprint Nextel Corporation	54,000	$1,079,460

Utilities — 5.0%
Independent Power Producers and Energy Traders — 5.0%
The AES Corporation	51,500	950,175	A,B

Total Common Stocks and Equity Interests (Identified Cost — $13,301,189)		18,718,848

Repurchase Agreements — 1.1%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $107,936 on 7/3/06 (Collateral: $109,500 Fannie Mae notes, 5.25%, due 10/30/07, value $110,320)	$107,889	107,889
Goldman, Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $107,936 on 7/3/06 (Collateral: $117,561 Fannie Mae mortgage-backed securities, 5.0%, due 12/1/35, value $110,216)	107,890	107,890

Total Repurchase Agreements (Identified Cost — $215,779)		215,779

Total Investments — 99.8% (Identified Cost — $13,516,968)		18,934,627
Other Assets Less Liabilities — 0.2%		36,144

Net Assets — 100.0%		$18,970,771

Net Asset Value Per Share:
Primary Class		$65.22

Financial Intermediary Class		$70.94

Institutional Class		$72.16

A	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2006, the total market value of affiliated companies was $4,509,559 and the identified cost was $3,708,578.

B	Non-income producing.

Transactions with Affiliated Companies
An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended June 30, 2006, with companies which are or were affiliated were as follows:

	Value at	Purchased		Sold		Dividend	Value at		Realized
	3/31/06	Cost	Shares	Cost	Shares	Income	6/30/06		Gain/(Loss)

Amazon.com, Inc.	$848,642	—		—	—	—	$899,082		—
Eastman Kodak Company	654,476	—		790	13	5,750	546,940		(450)
Expedia Inc	389,393	—		—	—	—	287,578		—
Health Net Inc.	503,377	—		409	16	—	446,677		412
IAC/InterActiveCorp	530,740	—		—	—	—	477,072		—
MGIC Investment Corporation	333,323	—		98,378	2,698	—	—	A	81,123
Qwest Communications International, Inc.	758,570	—		1,701	54	—	902,035		(1,340)
The AES Corporation	879,044	—		732	27	—	950,175		(293)

	$4,897,565	$—		$102,010		$5,750	$4,509,559		$79,452

A	As a result of the Fund reducing its investment in this security, the company is no longer an affiliated company at June 30, 2006.

Security Valuation

     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (''NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

     The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:  August 23, 2006

By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date:  August 21, 2006